STOCKHOLDER'S DEFICIT	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
STOCKHOLDERS' DEFICIT:
STOCKHOLDER'S DEFICIT

Common Stock

The Company has authorized 3,000,000,000 shares of common stock with $0.001 par value, of which 12,764,629 were issued and outstanding as of June 30, 2020. As of December 31, 2019, there were 3,000,000,000 authorized shares of common stock, of which 3,319,469 were issued and outstanding.

For the six months ended June 30, 2020, the Company issued 9,445,160 shares of common stock as listed below:

Exchange of Debt for common stock shares and warrants	7,957,013
Shares issued for manufacturing agreements	12,147
Investments	1,476,000
Issued during the six months ended June 30, 2020	9,445,160

Summary table of common stock share transactions:

Balance at December 31, 2019	3,319,469
Issued in 2020	9,445,160
Balance at June 30, 2020	12,764,629

Investments

During June 2020, the Company received equity investments in the amount of $853,000. These investors received a total of 852.50 Series E preferred stock (if the Investor elects to convert their Series E preferred stock, each Series E preferred stock shares converts into 4,000 shares of the Company’s common stock shares).

During January and April 2020, the Company received equity investments in the amount of $128,000. These investors received a total of 256,000 common stock shares and 256,000 warrants issued to purchase common stock shares at a strike price of $0.25, 256,000 warrants to purchase common stock shares at a strike price of $0.75 and 128 Series D preferred stock (if the Investor elects to convert their Series D preferred stock, each Series D preferred stock shares converts into 3,000 shares of the Company’s common stock shares). Of the amount invested $38,000 was from related parties.

During December 2019, the Company received equity investments in the amount of $635,000. The $635,000 of investments were recorded as a subscription liability in December 2019. The common stock shares were issued in January 2020. These investors received a total of 1,270,000 common stock shares and 1,270,000 warrants to purchase common stock shares at a strike price of $0.25, 1,270,000 warrants issued to purchase common stock shares at a strike price of $0.75 and 635 Series D preferred stock (each Series D preferred stock shares converts into 3,000 shares of the Company’s common stock shares). Of the amount invested $350,000 was from related parties.

Debt Exchanges

On January 8, 2020, the Company exchanged $2,064,366 in debt for several equity instruments (noted below) that were determined to have a total fair value of $2,065,548, resulting in a loss on extinguishment of debt of $1,183 which is recorded in other income (expense) on the accompanying consolidated statements of operations. The Company also issued 6,957,013 warrants to purchase common stock shares; with exercise prices of $0.25, $0.75 and $0.20. In addition, one of the investors forgave approximately $29,000 of debt, which was recorded as a gain for extinguishment of debt.

On June 3, 2020, the Company exchanged $328,422 in debt from Auctus, (summarized in footnote 10: Convertible Notes), for 500,000 common stock shares and 700,000 warrants to purchase common stock shares. The fair value of the common stock shares was $250,000 (based on a $0.50 fair value for the Company’s stock) and of the warrants to purchase common stock shares was $196,818 (based on a $0.281 black scholes fair valuation). This resulted in a net loss on extinguishment of debt of $118,396 ($446,818 fair value less the $328,422 of exchanged debt).

On June 30, 2020, the Company exchanged $125,000 in debt (during June 2020, $125,000 in payables had been converted into short-term debt) from Mr. James Clavijo, for 500,000 common stock shares and 250,000 warrants to purchase common stock shares. The fair value of the common stock shares was $250,000 (based on a $0.50 fair value for the Company’s stock) and of the warrants to purchase common stock shares was $99,963 (based on a $0.40 black scholes fair valuation). This resulted in a net loss on extinguishment of debt of $224,963 ($349,963 fair value less the $125,000 of exchanged debt). After the exchange transaction a balance was due Mr. Clavijo of $10,213 which was paid.

The following table summarizes the debt exchanges:

	Total Debt and Accrued Interest	Total Debt	Total Accrued Interest	Common Stock Shares	Warrants (Exercise $0.25)	Warrants (Exercise $0.75)	Warrants (Exercise $0.20)	Warrants (Exercise $0.15)	Warrants (Exercise $0.50)

Aquarius	$145,544	107,500	38,044	291,088	145,544	145,544	-	-	-
K2 Medical (Shenghuo)3	803,653	771,927	31,726	1,905,270	704,334	704,334	496,602	-	-
Mr. Blumberg	305,320	292,290	13,030	1,167,630	119,656	119,656	928,318	-	-
Mr. Case	179,291	150,000	29,291	896,456	-	-	896,456	-	-
Mr. Grimm	51,050	50,000	1,050	255,548	-	-	255,548	-	-
Mr. Gould	111,227	100,000	11,227	556,136	-	-	556,136	-	-
Mr. Mamula	15,577	15,000	577	77,885	-	-	77,885	-	-
Dr. Imhoff2	400,417	363,480	36,937	1,699,255	100,944	100,944	1,497,367	-	-
Ms. Rosenstock1	50,000	50,000	-	100,000	50,000	50,000	-	-	-
Mr. James2	2,286	2,000	286	7,745	1,227	1,227	5,291	-	-
Auctus	328,422	249,119	79,303	500,000	-	-	-	700,000	-
Mr. Clavijo	125,000	125,000	-	500,000	-	-	-	-	500,000
	$2,517,787	$2,276,316	$241,471	7,957,013	1,121,705	1,121,705	4,713,603	700,000	500,000

1 Ms. Rosenstock also forgave $28,986 in debt to the Company.

2 Mr. Imhoff and Mr. James are members of the board of directors and therefore related parties.

3 The Company’s COO and director, Mark Faupel, is a shareholder of Shenghuo, and a former director, Richard Blumberg, is a managing member of Shenghuo.

Preferred Stock

Overview

The Company has authorized 5,000,000 shares of preferred stock with a $.001 par value. The board of directors has the authority to issue these shares and to set dividends, voting and conversion rights, redemption provisions, liquidation preferences, and other rights and restrictions. The board of directors designated 525,000 shares of preferred stock redeemable convertible preferred stock, none of which remain outstanding, 33,000 shares of preferred stock as Series B Preferred Stock, none of which remain outstanding, 9,000 shares of preferred stock as Series C Convertible Preferred Stock, (the “Series C Preferred Stock”), of which 286 were issued and outstanding at June 30, 2020 and December 31, 2019, respectively and 20,250 shares of preferred stock as Series C1 Preferred Stock, of which 1,050 shares were issued and outstanding at June 30, 2020 and December 31, 2019. In addition, some holders separately agreed to exchange each share of the Series C1 Preferred Stock held for one (1) share of the Company’s newly created Series C2 Preferred Stock. In total, for 3,262.25 shares of Series C1 Preferred Stock to be surrendered, the Company issued 3,262.25 shares of Series C2 Preferred Stock. At June 30, 2020, shares of Series C2 had a conversion price of $0.50 per share, such that each share of Series C preferred stock would convert into approximately 2,000 shares of the Company’s common stock.

Series C Convertible Preferred Stock

Pursuant to the Series C certificate of designations, shares of Series C preferred stock are convertible into common stock by their holder at any time and may be mandatorily convertible upon the achievement of specified average trading prices for the Company’s common stock. At June 30, 2020 and December 31, 2019, there were 286 shares outstanding with a conversion price of $0.50 per share, such that each share of Series C preferred stock would convert into approximately 2,000 shares of the Company’s common stock, subject to customary adjustments, including for any accrued but unpaid dividends and pursuant to certain anti-dilution provisions, as set forth in the Series C certificate of designations. The conversion price will automatically adjust downward to 80% of the then-current market price of the Company’s common stock 15 trading days after any reverse stock split of the Company’s common stock, and 5 trading days after any conversions of the Company’s outstanding convertible debt.

Holders of the Series C preferred stock are entitled to quarterly cumulative dividends at an annual rate of 12.0% until 42 months after the original issuance date (the “Dividend End Date”), payable in cash or, subject to certain conditions, the Company’s common stock. In addition, upon conversion of the Series C preferred stock prior to the Dividend End Date, the Company will also pay to the converting holder a “make-whole payment” equal to the number of unpaid dividends through the Dividend End Date on the converted shares. At December 31, 2019, the “make-whole payment” for a converted share of Series C preferred stock would convert to 200 shares of the Company’s common stock. The Series C preferred stock generally has no voting rights except as required by Delaware law. Upon the Company’s liquidation or sale to or merger with another corporation, each share will be entitled to a liquidation preference of $1,000, plus any accrued but unpaid dividends. In addition, the purchasers of the Series C preferred stock received, on a pro rata basis, warrants exercisable to purchase an aggregate of approximately 1 share of Company’s common stock. The warrants contain anti-dilution adjustments in the event that the Company issues shares of common stock, or securities exercisable or convertible into shares of common stock, at prices below the exercise price of such warrants. As a result of the anti-dilution protection, the Company is required to account for the warrants as a liability recorded at fair value each reporting period. At June 30, 2020, the exercise price per share was $512,000.

On May 23, 2016, an investor canceled certain of these warrants, exercisable into 903 shares of common stock. The same investor also transferred certain of these warrants, exercisable for 150 shares of common stock, to two investors who also had participated in the 2015 Series C financing.

Series C1 Convertible Preferred Stock

Between April 27, 2016 and May 3, 2016, the Company entered into various agreements with certain holders of Series C preferred stock, including directors John Imhoff and Mark Faupel, pursuant to which those holders separately agreed to exchange each share of Series C preferred stock held for 2.25 shares of the Company’s newly created Series C1 Preferred Stock and 12 (9,600 pre-split) shares of the Company’s common stock (the “Series C Exchanges”). In connection with the Series C Exchanges, each holder also agreed to roll over the $1,000 stated value per share of the holder’s shares of Series C1 Preferred Stock into the next qualifying financing undertaken by the Company on a dollar-for-dollar basis and, except in the event of an additional $50,000 cash investment in the Company by the holder, to execute a customary “lockup” agreement in connection with the financing. In total, for 1,916 shares of Series C preferred stock surrendered, the Company issued 4,312 shares of Series C1 Preferred Stock and 29 shares of common stock.

At June 30, 2020, there were 1,050 shares outstanding with a conversion price of $0.50 per share, such that each share of Series C preferred stock would convert into approximately 381,098 shares of the Company’s common stock.

On August 31, 2018, 3,262.25 shares of Series C1 Preferred Stock were surrendered, and the Company issued 3,262.25 shares of Series C2 Preferred Stock.

The Series C1 preferred stock has terms that are substantially the same as the Series C preferred stock, except that the Series C1 preferred stock does not pay dividends (unless and to the extent declared on the common stock) or at-the-market “make-whole payments” and, while it has the same anti-dilution protections afforded the Series C preferred stock, it does not automatically reset in connection with a reverse stock split or conversion of our outstanding convertible debt.

Series C2 Convertible Preferred Stock

On August 31, 2018, the Company entered into agreements with certain holders of the Company’s Series C1 Preferred Stock, including the chairman of the Company’s board of directors, and the Chief Operating Officer and a director of the Company pursuant to which those holders separately agreed to exchange each share of the Series C1 Preferred Stock held for one (1) share of the Company’s newly created Series C2 Preferred Stock. In total, for 3,262.25 shares of Series C1 Preferred Stock to be surrendered, the Company issued 3,262.25 shares of Series C2 Preferred Stock. At June 30, 2020, shares of Series C2 had a conversion price of $0.50 per share, such that each share of Series C preferred stock would convert into approximately 2,000 shares of the Company’s common stock.

The terms of the Series C2 Preferred Stock are substantially the same as the Series C1 Preferred Stock, except that (i) shares of Series C1 Preferred Stock may not be convertible into the Company’s common stock by their holder for a period of 180 days following the date of the filing of the Certificate of Designation (the “Lock-Up Period”); (ii) the Series C2 Preferred Stock has the right to vote as a single class with the Company’s common stock on an as-converted basis, notwithstanding the Lock-Up Period; and (iii) the Series C2 Preferred Stock will automatically convert into that number of securities sold in the next Qualified Financing (as defined in the Exchange Agreement) determined by dividing the stated value ($1,000 per share) of such share of Series C2 Preferred Stock by the purchase price of the securities sold in the Qualified Financing.

Series D Convertible Preferred Stock

On January 8, 2020, the Company entered into a Security Agreement with the Series D Investors (the “Series D Security Agreement”) pursuant to which all obligations under the Series D Certificate of Designation are secured by all of the Company’s assets and personal properties, with certain accredited investors, including the Chief Executive Officer, Chief Operating Officer and a director of the Company. In total, for $763,000 the Company issued 763 shares of Series D Preferred Stock, 1,526,000 common stock shares, 1,526,000 common stock warrants, exercisable at $0.25, and 1,526,000 common stock warrants, exercisable $0.75. Each Series D Preferred Stock is convertible into 3,000 common stock shares. The Series D Preferred Stock will have cumulative dividends at the rate per share of 10% per annum. The stated value and liquidation preference on the Series D Preferred Stock is $554.

Each share of Series D Preferred is convertible, at any time for a period of 5 years after issuance, into that number of shares of Common Stock, determined by dividing the Stated Value by $0.25, subject to certain adjustments set forth in the Series D Certificate of Designation (the “Series D Conversion Price”). The conversion of Series D Preferred is subject to a 4.99% beneficial ownership limitation, which may be increased to 9.99% at the election of the holder of the Series D Preferred. If the average of the VWAPs (as defined in the Series D Certificate of Designation) for any consecutive 5 trading day period (“Measurement Period”) exceeds 200% of the then Series D Conversion Price and the average daily trading volume of the Common Stock on the primary trading market exceeds 1,000 shares per trading day during the Measurement Period (subject to adjustments), the Company may redeem the then outstanding Series D Preferred, for cash in an amount equal to aggregate Stated Value then outstanding plus accrued but unpaid dividends .

The Series D Warrants may be exercised cashlessly if there is no effective registration statement covering the Common Stock issuable upon exercise of the Series D Warrants. The Series D Warrants contain a 4.99% beneficial ownership blocker which may be increased to 9.99% at the holder’s election.

On January 8, 2020, the Company also entered into a Registration Rights Agreement (the “Series D Registration Rights Agreement “) with the Series D Investors pursuant to which the Company agreed to file with the SEC, a registration statement on a Form S-3 (or on other appropriate form if a Form S-3 is not available) covering the Common Stock issuable upon conversion of the Series D Warrants within 90 days of the date of the Registration Rights Agreement and cause such registration statement to be declared effective within 120 days of the date of the Registration Rights Agreement. All reasonable expenses related to such registration shall be borne by the Company.

Series E Convertible Preferred Stock

During June 2020, the Company entered into a Security Agreement with the Series E Investors (the “Series E Security Agreement”) pursuant to which all obligations under the Series E Certificate of Designation are secured by all of the Company’s assets and personal properties, with certain accredited investors. In total, for $853,000 the Company issued 852.50 shares of Series E Preferred Stock. Each Series E Preferred Stock is convertible into 4,000 common stock shares. The Series E Preferred Stock will have cumulative dividends at the rate per share of 6% per annum. The stated value and liquidation preference on the Series E Preferred Stock is $853.

Each share of Series E Preferred is convertible, at any time for a period of 5 years after issuance, into that number of shares of Common Stock, determined by dividing the Stated Value by $0.25, subject to certain adjustments set forth in the Series E Certificate of Designation (the “Series E Conversion Price”). The conversion of Series E Preferred is subject to a 4.99% beneficial ownership limitation, which may be increased to 9.99% at the election of the holder of the Series E Preferred. If the average of the VWAPs (as defined in the Series E Certificate of Designation) for any consecutive 5 trading day period (“Measurement Period”) exceeds 200% of the then Series E Conversion Price and the average daily trading volume of the Common Stock on the primary trading market exceeds 1,000 shares per trading day during the Measurement Period (subject to adjustments), the Company may redeem the then outstanding Series E Preferred, for cash in an amount equal to aggregate Stated Value then outstanding plus accrued but unpaid dividends .

Warrants

The following table summarizes transactions involving the Company’s outstanding warrants to purchase common stock for the six months ended June 30, 2020:

Warrants (Underlying Shares)
Outstanding, January 1, 2020	46,016,840
Issuances	11,269,013
Cancelled / Expired	(70)
Exchanged in debt restructuring	(28,962,508)
Exercised	-
Outstanding, June 30, 2020	28,323,275

The Company had the following shares reserved for the warrants as of June 30, 2020:

	Warrants(Underlying Shares)			Exercise Price	Expiration Date
4,262	(1)	$1.824 per share	March 19, 2021
7,185,000	(2)	$0.20 per share	February 12, 2023
1,725,000	(3)	$0.04 per share	February 21, 2021
325,000	(4)	$0.18 per share	April 4, 2022
215,000	(5)	$0.25 per share	July 1, 2022
100,000	(6)	$0.25 per share	September 1, 2022
7,500,000	(7)	$0.20 per share	December 17, 2024
250,000	(8)	$0.16 per share	March 31, 2025
2,597,705	(9)	$0.25 per share	December 30, 2022
2,597,705	(10)	$0.75 per share	December 30, 2022
4,713,603	(11)	$0.20 per share	December 30, 2022
60,000	(12)	$0.25 per share	April 23, 2023
50,000	(13)	$0.25 per share	December 30, 2022
50,000	(14)	$0.75 per share	December 30, 2022
700,000	(15)	$0.15 per share	May 21, 2023
250,000	(16)	$0.50 per share	June 23, 2023
28,323,275*

* However, please refer to Footnote 10 - CONVERTIBLE DEBT in the paragraph: Debt Restructuring for more information regarding our warrants.

(1)	Issued to investors for a loan in March 2018.
(2)	Exchanged in January 2020 from amount issued as part of a February 2016 private placement with senior secured debt holder
(3)	Issued to a placement agent in conjunction with a February 2016 private placement with senior secured debt holder
(4)	Issued to investors for a loan in April 2019
(5)	Issued to investors for a loan in July 2019
(6)	Issued to investors for a loan in September 2019
(7)	Issued to investors for a loan in December 2019
(8)	Issued to investors for a loan in January 2020
(9)	Issued to investors as part of Series D Preferred Stock Capital raise in December 2020
(10)	Issued to investors as part of Series D Preferred Stock Capital raise in December 2020
(11) (12) (13) (14) (15) (16)

Issued to investors as part of Series D Preferred Stock Capital raise in December 2020

Issued to a consultant for services in April 2020

Issued to an investor as part of Series D Preferred Stock Capital raise in April 2020

Issued to an investor as part of Series D Preferred Stock Capital raise in April 2020

Issued to an investor for a loan in May 2020

Issued to an investor in exchange of debt in June 2020

Footnote (2) - On January 16, 2020, the Company entered into an exchange agreement with GPB. This exchange agreement canceled the existing outstanding warrants, which were subject to anti-dilution and ratchet provisions, to purchase 35,937,500 shares of common stock at an exercise price of $0.04 per share and resulted in the issuance of new warrants to purchase 7,185,000 share of common stock at a price of $0.20 per share. The new warrants have fixed exercise prices of $0.20; subject to the Company meeting the agreed upon terms of the exchange agreement.

Warrant to purchase 70 shares of common stock were not recorded as their exercise price after considering reverse stock splits, were greater than $60,000 and deemed to be immaterial for disclosure

On January 6, 2020, the Company entered into a finder’s fee agreement. The finder will receive 5% cash and 5% warrants on all funds it raises including bridge loans. The three-year common stock share warrants will have an exercise price of $0.25. During 2019 and 2020, the finder helped the Company raise $300,000, therefore a fee of $15,000 was paid and 60,000 warrants will be issued.

On January 22, 2020, the Company entered into a promotional agreement with a consultant. The consultant will provide the Company investor and public relations services. As compensation for these services, the Company will issue a total of 5,000,000 common stock warrants at a $0.25 strike price and expiring in three years, if the following conditions occur: 1,250,000 common stock warrants, 6 months after the close of the Series D Preferred Stock units, if the minimum common stock share price is a at least $0.50 based on a 30-day VWAP, with a two year term; 1,250,000 common stock warrants, 12 months after the close of the Series D Preferred Stock units, if the minimum common stock share price is at least $0.75 based on a 30-day VWAP, with a one and half year term; 1,250,000 common stock warrants, 18 months after the close of the Series D Preferred Stock units, if the minimum common stock share price is a minimum of $1.00 based on a 30-day VWAP, with a one year term; and 1,250,000 common stock warrants, 24 months after the close of the Series D Preferred Stock units, if the minimum common stock share price is a minimum of $1.25 based on a 30-day VWAP, with a one year term. The consultant agrees to a 10.0% blocker at any single point in time it cannot own 10.0% of the total common stock shares outstanding.

Common Stock

The Company has authorized 3,000,000,000 shares of common stock with $0.001 par value, of which 3,319,486 were issued and outstanding as of December 31, 2019. As of December 31, 2018, there were 3,000,000,000 authorized shares of common stock, of which 2,669,348 were issued and outstanding.

For the year ended December 31, 2019, the Company issued 650,138 shares of common stock as listed below:

Convertible Debt Conversions	650,138

Summary table of common stock share transactions:

Balance at December 31, 2018	2,669,348
Issued in 2019	650,138
Balance at December 31, 2019	3,319,486

Common stock shares to be issued for subscription receivables and debt exchange agreements

As of December 31, 2019, the Company received investments for common stock shares and warrants. The Company also received debt exchange agreements for common stock shares and warrants. As of December 31, 2019, the Company had not issued the common stock shares to the investors and debtors.

During December 2019, the Company received equity investments in the amount of $635,000. These investors will receive a total of 1,270,000 common stock shares and 1,270,000 warrants to purchase common stock shares at a strike price of $0.25, 1,270,000 warrants to purchase common stock shares at a strike price of $0.75 and 635 Series D preferred stock (each Series D preferred stock shares converts into 3,000 shares of the Company’s common stock shares). Of the amount invested $350,000 was from related parties.

On December 5, 2019, the Company entered into an exchange agreement with Aquarius. Based on this agreement the Company will exchange $145,544 of debt outstanding for: 291,088 common stock shares; 145,544 warrants to purchase common stock shares at a strike price of $0.25; and 145,544 warrants to purchase common stock shares at a strike price of $0.75.

On December 30, 2019, the Company entered into an exchange agreement with K2 Medical. Based on this agreement the Company will exchange $790,544 of debt outstanding for: 1,881,495 common stock shares; 496,602 warrants to purchase common stock shares at a strike price of $0.20; 692,446 warrants to purchase common stock shares at a strike price of $0.25; and 692,446 warrants to purchase common stock shares at a strike price of $0.75.

On December 30, 2019, the Company entered into an exchange agreement with Mr. Blumberg. Based on this agreement the Company will exchange $305,320 of debt outstanding for: 1,167,630 common stock shares; 928,318 warrants to purchase common stock shares at a strike price of $0.20; 119,656 warrants to purchase common stock shares at a strike price of $0.25; and 119,656 warrants to purchase common stock shares at a strike price of $0.75.

On December 30, 2019, the Company entered into an exchange agreement with Mr. Case. Based on this agreement the Company will exchange $179,291 of debt outstanding for: 896,456 common stock shares; and 896,455 warrants to purchase common stock shares at a strike price of $0.20.

On December 30, 2019, the Company entered into an exchange agreement with Mr. Grimm. Based on this agreement the Company will exchange $51,110 of debt outstanding for: 255,548 common stock shares; and 255,548 warrants to purchase common stock shares at a strike price of $0.20.

On December 30, 2019, the Company entered into an exchange agreement with Mr. Gould. Based on this agreement the Company will exchange $111,227 of debt outstanding for: 556,136 common stock shares; and 556,136 warrants to purchase common stock shares at a strike price of $0.20.

On December 30, 2019, the Company entered into an exchange agreement with Mr. Mamula. Based on this agreement the Company will exchange $15,577 of debt outstanding for: 77,885 common stock shares; and 77,885 warrants to purchase common stock shares at a strike price of $0.20.

On December 30, 2019, the Company entered into an exchange agreement with Dr. Imhoff. Based on this agreement the Company will exchange $400,417 of debt outstanding for: 1,699,255 common stock shares; 1,497,367 warrants to purchase common stock shares at a strike price of $0.20; 100,944 warrants to purchase common stock shares at a strike price of $0.25; and 100,944 warrants to purchase common stock shares at a strike price of $0.75.

On December 30, 2019, the Company entered into an exchange agreement with Ms. Rosenstock. Based on this agreement the Company will exchange $78,986 of debt outstanding for: 100,000 common stock shares; and 50,000 warrants to purchase common stock shares at a strike price of $0.25; and 50,000 warrants to purchase common stock shares at a strike price of $0.75. Ms. Rosenstock also forgave $28,986 in debt to the Company.

On December 30, 2019, the Company entered into an exchange agreement with Michael James. Based on this agreement the Company will exchange $2,286 of debt outstanding for: 7,746 common stock shares; 1,227 warrants to purchase common stock shares at a strike price of $0.25; 1,227 warrants to purchase common stock shares at a strike price of $0.75; and 5,291 warrants to purchase common stock shares at a strike price of $0.20.

The Company’s COO and director, Mark Faupel, is a shareholder of Shenghuo, and a former director, Richard Blumberg, is a managing member of Shenghuo.

During 2018, the Company had exercised its rights under the $10,000,000 GHS Equity Financing Agreement entered into on March 1, 2018, to exercise puts of $47,320 for the issuance of 87,500 common stock shares. Pursuant to the agreement a put maybe executed for a price that is 80% of the “market price” which is the average of the two lowest volume weighted average prices of the Company’s common stock for 15 consecutive trading days preceding the put date.

Preferred Stock

The Company has authorized 5,000,000 shares of preferred stock with a $.001 par value. The board of directors has the authority to issue these shares and to set dividends, voting and conversion rights, redemption provisions, liquidation preferences, and other rights and restrictions. The board of directors designated 525,000 shares of preferred stock redeemable convertible preferred stock, none of which remain outstanding, 33,000 shares of preferred stock as Series B Preferred Stock, none of which remain outstanding, 9,000 shares of preferred stock as Series C Convertible Preferred Stock, (the “Series C Preferred Stock”), of which 286 were issued and outstanding at December 31, 2019 and 2018, respectively and 20,250 shares of preferred stock as Series C1 Preferred Stock, of which 1,050 shares were issued and outstanding at December 31, 2019 and 2018, respectively.

On August 31, 2018, the Company entered into agreements with certain holders of the Company’s Series C1 Preferred Stock, including the chairman of the Company’s board of directors, and the Chief Operating Officer and a director of the Company (the “Exchange Agreements”), pursuant to which those holders separately agreed to exchange each share of the Series C1 Preferred Stock held for one (1) share of the Company’s newly created Series C2 preferred stock, par value $0.001 per share (the “Series C2 Preferred Stock”). In total, for 3,262.25 shares of Series C1 Preferred Stock to be surrendered, the Company issued 3,262.25 shares of Series C2 Preferred Stock.

The Company will issue Series D Preferred Stock in 2020. At the end of 2019 and beginning of 2020, the Company had subscriptions from investors that would provide each investor one Series D Preferred Stock share for each $1,000 invested. And each Series D preferred stock converts into 3,000 shares of the Company’s common stock shares.

Series C Convertible Preferred Stock

On June 29, 2015, the Company entered into a securities purchase agreement with certain accredited investors, including John Imhoff and Mark Faupel, members of the Board, for the issuance, exchange and sale of an aggregate of 6,737 shares of Series C convertible preferred stock, at a purchase price of $750 per share and a stated value of $1,000 per share. Additionally, during October 2015 the Company entered into an interim agreement amending the securities purchase agreement to provide for certain of the investors to purchase an additional aggregate of 1,166 shares. For a total of Series C convertible preferred stock issued of 7,903 shares. Of the 7,903 Series C convertible preferred stock issued, 1,835 were issued in exchange of Series B convertible preferred stock. Therefore 6,068 Series C preferred stock were issued at a purchase price of $750 for gross proceeds of $4,551,000. The Company received net cash proceeds of $3,698,000, after cash and non-cash expenses of $853,000.

Pursuant to the Series C certificate of designations, shares of Series C preferred stock are convertible into common stock by their holder at any time and may be mandatorily convertible upon the achievement of specified average trading prices for the Company’s common stock. At December 31, 2019, there were 286 shares outstanding with a conversion price of $0.50 per share, such that each share of Series C preferred stock would convert into approximately 2,000 shares of the Company’s common stock, subject to customary adjustments, including for any accrued but unpaid dividends and pursuant to certain anti-dilution provisions, as set forth in the Series C certificate of designations. The conversion price will automatically adjust downward to 80% of the then-current market price of the Company’s common stock 15 trading days after any reverse stock split of the Company’s common stock, and 5 trading days after any conversions of the Company’s outstanding convertible debt.

Holders of the Series C preferred stock are entitled to quarterly cumulative dividends at an annual rate of 12.0% until 42 months after the original issuance date (the “Dividend End Date”), payable in cash or, subject to certain conditions, the Company’s common stock. In addition, upon conversion of the Series C preferred stock prior to the Dividend End Date, the Company will also pay to the converting holder a “make-whole payment” equal to the number of unpaid dividends through the Dividend End Date on the converted shares. At December 31, 2019, the “make-whole payment” for a converted share of Series C preferred stock would convert to 200 shares of the Company’s common stock. The Series C preferred stock generally has no voting rights except as required by Delaware law. Upon the Company’s liquidation or sale to or merger with another corporation, each share will be entitled to a liquidation preference of $1,000, plus any accrued but unpaid dividends. In addition, the purchasers of the Series C preferred stock received, on a pro rata basis, warrants exercisable to purchase an aggregate of approximately 1 share of Company’s common stock. The warrants contain anti-dilution adjustments in the event that the Company issues shares of common stock, or securities exercisable or convertible into shares of common stock, at prices below the exercise price of such warrants. As a result of the anti-dilution protection, the Company is required to account for the warrants as a liability recorded at fair value each reporting period. At December 31, 2019, the exercise price per share was $512,000.

On May 23, 2016, an investor canceled certain of these warrants, exercisable into 903 shares of common stock. The same investor also transferred certain of these warrants, exercisable for 150 shares of common stock, to two investors who also had participated in the 2015 Series C financing.

Series C1 Convertible Preferred Stock

Between April 27, 2016 and May 3, 2016, the Company entered into various agreements with certain holders of Series C preferred stock, including directors John Imhoff and Mark Faupel, pursuant to which those holders separately agreed to exchange each share of Series C preferred stock held for 2.25 shares of the Company’s newly created Series C1 Preferred Stock and 12 (9,600 pre-split) shares of the Company’s common stock (the “Series C Exchanges”). In connection with the Series C Exchanges, each holder also agreed to roll over the $1,000 stated value per share of the holder’s shares of Series C1 Preferred Stock into the next qualifying financing undertaken by the Company on a dollar-for-dollar basis and, except in the event of an additional $50,000 cash investment in the Company by the holder, to execute a customary “lockup” agreement in connection with the financing. In total, for 1,916 shares of Series C preferred stock surrendered, the Company issued 4,312 shares of Series C1 Preferred Stock and 29 shares of common stock. At December 31, 2019, there were 1,050 shares outstanding with a conversion price of $0.50 per share, such that each share of Series C preferred stock would convert into approximately 2,000 shares of the Company’s common stock.

On August 31, 2018, 3,262.25 shares of Series C1 Preferred Stock were surrendered, and the Company issued 3,262.25 shares of Series C2 Preferred Stock. At December 31, 2019, shares of Series C2 had a conversion price of $0.50 per share, such that each share of Series C preferred stock would convert into approximately 2,000 shares of the Company’s common stock.

The Series C1 preferred stock has terms that are substantially the same as the Series C preferred stock, except that the Series C1 preferred stock does not pay dividends (unless and to the extent declared on the common stock) or at-the-market “make-whole payments” and, while it has the same anti-dilution protections afforded the Series C preferred stock, it does not automatically reset in connection with a reverse stock split or conversion of our outstanding convertible debt.

Series C2 Convertible Preferred Stock

On August 31, 2018, the Company entered into agreements with certain holders of the Company’s Series C1 Preferred Stock, including the chairman of the Company’s board of directors, and the Chief Operating Officer and a director of the Company pursuant to which those holders separately agreed to exchange each share of the Series C1 Preferred Stock held for one (1) share of the Company’s newly created Series C2 Preferred Stock. In total, for 3,262.25 shares of Series C1 Preferred Stock to be surrendered, the Company issued 3,262.25 shares of Series C2 Preferred Stock. At December 31, 2019, shares of Series C2 had a conversion price of $0.50 per share, such that each share of Series C preferred stock would convert into approximately 2,000 shares of the Company’s common stock.

The terms of the Series C2 Preferred Stock are substantially the same as the Series C1 Preferred Stock, except that (i) shares of Series C1 Preferred Stock may not be convertible into the Company’s common stock by their holder for a period of 180 days following the date of the filing of the Certificate of Designation (the “Lock-Up Period”); (ii) the Series C2 Preferred Stock has the right to vote as a single class with the Company’s common stock on an as-converted basis, notwithstanding the Lock-Up Period; and (iii) the Series C2 Preferred Stock will automatically convert into that number of securities sold in the next Qualified Financing (as defined in the Exchange Agreement) determined by dividing the stated value ($1,000 per share) of such share of Series C2 Preferred Stock by the purchase price of the securities sold in the Qualified Financing.

Warrants

The following table summarizes transactions involving the Company’s outstanding warrants to purchase common stock for the year ended December 31, 2019:

Warrants (Underlying Shares)
Outstanding, January 1, 2019	23,551,857
Issuances	22,465,001
Canceled / Expired	(18)
Exercised	-
Outstanding, December 31, 2019	46,016,840

The Company had the following shares reserved for the warrants as of December 31, 2019:

Warrants (Underlying Shares)	Exercise Price	Expiration Date
13(1)	$60,000.00 per share	June 14, 2021
2(7)	$5,760,000.00 per share	December 2, 2020
2(8)	$7,040,000.00 per share	December 2, 2020
1(9)	$7,603,200.00 per share	June 29, 2020
13(9)	$512,000.00 per share	September 21, 2020
24(10)	$512,000.00 per share	June 29, 2020
12(11)	$512,000.00 per share	September 4, 2020
1(12)	$7,603,200.00 per share	September 4, 2020
1(13)	$512,000.00 per share	October 23, 2020
1(14)	$7,603,200.00 per share	October 23, 2020
35,937,500(15)	$0.04 per share	June 14, 2021
1,725,000(16)	$0.04 per share	February 21, 2021
22(17)	$11,137.28 per share	June 6, 2021
250(18)	$0.04 per share	February 13, 2022
25(19)	$144.00 per share	May 16, 2022
688(20)	$15.20 per share	November 16, 2020
250(21)	$15.20 per share	December 28, 2020
75(22)	$16.08 per share	January 10, 2021
4,262(23)	$0.04 per share	March 19, 2021
1,875(24)	$16.08 per share	March 20, 2021
63(25)	$48.00 per share	April 30, 2021
125(26)	$48.00 per share	May 17, 2021
125(27)	$48.00 per share	May 25, 2021
500(28)	$48.00 per share	June 1, 2021
1,875(29)	$200.00 per share	August 22, 2021
625(30)	$200.00 per share	September 18, 2021
1,250(31)	$1.12 per share	October 23, 2021
19(32)	$0.64 per share	November 20, 2021
375(33)	$0.32 per share	December 5, 2021
100(34)	$0.16 per share	December 19, 2021
188(35)	$0.24 per share	December 23, 2021
14(36)	$0.24 per share	December 27, 2021
313(37)	$0.24 per share	January 7, 2021
188(38)	$0.21 per share	January 17, 2021
438(39)	$0.16 per share	January 30, 2021
625(40)	$0.16 per share	February 15, 2021
325,000(41)	$0.18 per share	April 4, 2022
200,000(42)	$0.20 per share	April 25, 2022
215,000(43)	$0.20 per share	July 1, 2022
100,000(44)	$0.20 per share	September 1, 2022
7,500,000(45)	$0.20 per share	December 17, 2024
46,016,840*

* However, please refer to Footnote 11 - CONVERTIBLE DEBT IN DEFAULT in the paragraph: Debt Restructuring for more information regarding our warrants.

(1)	Issued in June 2015 in exchange for warrants originally issued as part of a May 2013 private placement.

(6)	Issued in June 2015 in exchange for warrants originally issued as part of a 2014 public offering.

(7)	Issued as part of a March 2015 private placement.

(8)	Issued to a placement agent in conjunction with a June 2015 private placement.

(9)	Issued as part of a June 2015 private placement.

(10)	Issued as part of a June 2015 private placement.

(11)	Issued as part of a June 2015 private placement.

(12)	Issued to a placement agent in conjunction with a June 2015 private placement.

(13)	Issued as part of a June 2015 private placement.

(14)	Issued to a placement agent in conjunction with a June 2015 private placement.

(15)	Issued as part of a February 2016 private placement.

(16)	Issued to a placement agent in conjunction with a February 2016 private placement.

(17)	Issued pursuant to a strategic license agreement.

(18)	Issued as part of a February 2017 private placement.

(19)	Issued as part of a May 2017 private placement.

(20)	Issued to investors for a loan in November 2017.

(21)	Issued to investors for a loan in December 2017.

(22)	Issued to investors for a loan in January 2018.

(23)	Issued to investors for a loan in March 2018.

(24)	Issued to investors for a loan in March 2018.

(25)	Issued to investors for a loan in April 2018.

(26)	Issued to investors for a loan in May 2018.

(27)	Issued to investors for a loan in May 2018.

(28)	Issued to investors for a loan in June 2018

(29)	Issued to investors for a loan in August 2018

(30)	Issued to investors for a loan in September 2018

(31)	Issued to investors for a loan in October 2018

(32)	Issued to investors for a loan in November 2018

(33)	Issued to investors for a loan in December 2018

(34)	Issued to investors for a loan in December 2018

(35)	Issued to investors for a loan in December 2018

(36)	Issued to investors for a loan in December 2018

(37)	Issued to investors for a loan in January 2019

(38)	Issued to investors for a loan in January 2019

(39)	Issued to investors for a loan in January 2019

(40)	Issued to investors for a loan in February 2019

(41)	Issued to investors for a loan in April 2019

(42)	Issued to investors for a loan in April 2019

(43)	Issued to investors for a loan in July 2019

(44)	Issued to investors for a loan in September 2019

(45)	Issued to investors for a loan in December 2019

All outstanding warrant agreements provide for anti-dilution adjustments in the event of certain mergers, consolidations, reorganizations, recapitalizations, stock dividends, stock splits or other changes in the Company’s corporate structure; except for (8). In addition, warrants subject to footnotes (1) and (9)-(11), (13), and (15) – (45) in the table above are subject to “lower price issuance” anti-dilution provisions that automatically reduce the exercise price of the warrants (and, in the cases of warrants subject to footnote (1), (15) and (16) in the table above, increase the number of shares of common stock issuable upon exercise), to the offering price in a subsequent issuance of the Company’s common stock, unless such subsequent issuance is exempt under the terms of the warrants.

For the warrants to footnote (15), the Company further agreed to amend the warrant issued with the original senior secured convertible note, to adjust the number of shares issuable upon exercise of the warrant to equal the number of shares that will initially be issuable upon conversion of the new convertible note (without giving effect to any beneficial ownership limitations set forth in the terms of the new convertible note).

The warrants subject to footnote (1) are subject to a mandatory exercise provision. This provision permits the Company, subject to certain limitations, to require exercise of such warrants at any time following (a) the date that is the 30th day after the later of the Company’s receipt of U.S. FDA approval for LuViva and the date on which the common stock achieves an average market price for 20 consecutive trading days of at least $832,000.00 with an average daily trading volume during such 20 consecutive trading days of at least 250 shares, or (b) the date on which the average market price of the common stock for 20 consecutive trading days immediately prior to the date the Company delivers a notice demanding exercise is at least $103,680,000.00 and the average daily trading volume of the common stock exceeds 250 shares for such 20 consecutive trading days. If these warrants are not timely exercised upon demand, they will expire. Upon the occurrence of certain events, the Company may be required to repurchase these warrants, as well as the warrants subject to footnote (1) in the table above. The holders of the warrants subject to footnote (1) in the table above have agreed to surrender the warrants, upon consummation of a qualified public financing, for new warrants exercisable for 200% of the number of shares underlying the surrendered warrants, but without certain anti-dilution protections included with the surrendered warrants.

The warrants subject to footnote (6) in the table above are also subject to a mandatory exercise provision. This provision permits the Company, subject to certain limitations, to require exercise of 50% of the then-outstanding warrants if the trading price of its common stock is at least two times the initial warrant exercise price for any 20-day trading period. Further, in the event that the trading price of the Company’s common stock is at least 2.5 times the initial warrant exercise price for any 20-day trading period, the Company will have the right to require the immediate exercise of 50% of the then-outstanding warrants. Any warrants not exercised within the prescribed time periods will be canceled to the extent of the number of shares subject to mandatory exercise.

Series B Tranche B Warrants

As discussed in Note 3, Fair Value Measurements, between June 13, 2016 and June 14, 2016, the Company entered into various agreements with holders of the Company’s “Series B Tranche B” warrants, pursuant to which each holder separately agreed to exchange the warrants for either (1) shares of common stock equal to 166% of the number of shares of common stock underlying the surrendered warrants, or (2) new warrants exercisable for 200% of the number of shares underlying the surrendered warrants, but without certain anti-dilution protections included with the surrendered warrants. In total, for surrendered warrants then-exercisable for an aggregate of 1,482 shares of common stock (but subject to exponential increase upon operation of certain anti-dilution provisions), the Company issued or is obligated to issue 21 shares of common stock and new warrants that, if exercised as of the date hereof, would be exercisable for an aggregate of 271 shares of common stock. As of December 31, 2019, the Company had issued 18 shares of common stock and rights to common stock shares for 3. In certain circumstances, in lieu of presently issuing all of the shares (for each holder that opted for shares of common stock), the Company and the holder further agreed that the Company will, subject to the terms and conditions set forth in the applicable warrant exchange agreement, from time to time, be obligated to issue the remaining shares to the holder. No additional consideration will be payable in connection with the issuance of the remaining shares. The holders that elected to receive shares for their surrendered warrants have agreed that they will not sell shares on any trading day in an amount, in the aggregate, exceeding 20% of the composite aggregate trading volume of the common stock for that trading day. The holders that elected to receive new warrants will be required to surrender their old warrants upon consummation of the Company’s next financing resulting in net cash proceeds to the Company of at least $1 million. The new warrants will have an initial exercise price equal to the exercise price of the surrendered warrants as of immediately prior to consummation of the financing, subject to customary “downside price protection” for as long as the Company’s common stock is not listed on a national securities exchange and will expire five years from the date of issuance.